Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Schedule of remuneration of key management personnel

	Year Ended December 31,
(in thousands of €, except for the number of stock options)	2020		2019	2018
Remuneration of key management personnel
Short-term benefits for executive team members as a group
Gross salary	€2,842		€2,527	€2,505
Variable pay	1,322		975	1,078
Employer social security	659		813	528
Other short term benefits	137		122	125
Termination Benefits	337		470	—
Post-employment benefits for executive team members as a group	141		144	153
Cost of stock options granted in the year for executive team members as a group	37,493		21,847	13,363
Employer social security cost related to stock options	9,811		9,160	2,793
Total benefits for key management personnel	52,742		36,058	20,544
Numbers of stock options granted in the year
Executive team as a group	334,900		405,000	460,700

Remuneration of non-executive directors
Board fees and other short-term benefits for directors	355		378	355
Cost of stock options granted in the year for non-executive directors	8,384		4,330	3,271
Total benefits for non-executive board members	8,739		4,708	3,626
Numbers of stock options granted in the year
Non-executive directors	70,000	—	70,000	85,000